Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets, Net [Abstract]
Goodwill and Intangible Assets, Net
Note 9 - Goodwill and Intangible Assets, Net

A.           Goodwill

	December 31,
	2013	2012
	U.S. Dollars
Goodwill	3,653	3,653
Accumulated impairment losses	(2,098)	(2,074)

	1,555	1,579

1.            Printar

As of December 31, 2013, based on the Company's annual impairment test, no impairment charge was recognized for the goodwill recorded in the Printar acquisition.

As of December 31, 2012, due to delays in the development activity of 3D Inkjet during 2012 and based on the Company's impairment test, the carrying amount was greater than the fair value of the reporting unit (as determined using the present value of future cash flows) and the carrying amount of the reporting unit's goodwill exceeded the implied value of that goodwill, resulting in an impairment charge of $575 in respect of the goodwill recorded in the Printar acquisition (see also Note 9B). The impairment charge was recorded in a separate line item within operating expenses in the consolidated statement of operations.

2.            SELA

During the fourth quarter of 2013, the Company announced that it will not continue with development of future models of its Xact product line. This resulted in an impairment of the Company's remaining goodwill with respect to SELA in the amount of $24 (at December 31, 2012 - $1,499). The impairment charge was recorded in a separate line item within operating expenses in the consolidated statement of operations.

B.           Intangible assets, net

	December 31,
	2013	2012
	U.S. Dollars
Patent registration costs	1,805	1,663
IPR&D	1,002	1,002
Technology	2,854	2,854
Customer relationships	45	45

Intangible assets at cost	5,706	5,564

Accumulated amortization and impairment	4,698	2,593

Total intangible asset, net	1,008	2,971

Patent registration costs are amortized over their estimated useful life of 10 years. The IPR&D will be amortized over its estimated useful lives of 10.

Amortization expense for the years ended December 31, 2013, 2012 and 2011 amounted to $421, $485 and $455, respectively. The amortization expense for 2013 includes the write-off of patents with a net value of $33 which were abandoned (in 2012 and 2011 - $28 and $24, respectively).

In 2013, the Company recorded an impairment charge of $1,684 with respect to the technology and customer relationships based on the annual impairment test as determined using the present value of future cash flows (see also Note 9A). The impairment charge was recorded in a separate line item within operating expenses in the consolidated statement of operations (at December 31, 2012 - $957).

As of December 31, 2013, the estimated amortization expenses of intangible assets for the years 2014 to 2018 is as follows:

Year ending December 31,	U.S. Dollars
2014	163
2015	162
2016	162
2017	139
2018	123
749